Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Preferred shares, issuance costs	$ 18,200	$ 18,200	$ 13,300	$ 13,300
SAFE instrument, issuance costs			$ 30,100	$ 30,100